Related Party Transactions (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Shenzhen Jam Box [Member]
Related Party Transaction [Line Items]
Disposal date	$ 394,471
Lei Wang [Member]
Related Party Transaction [Line Items]
Disposal of an equity investment	12,053
Lei Wang [Member] | Wanqun Yi [Member]
Related Party Transaction [Line Items]
Disposal of subsidiary	250,812
CEO [Member] | Mr. Zhuoqin Huang [Member]
Related Party Transaction [Line Items]
Short-term bank loan	$ 1,835,792
Long-term bank loan		$ 985,929